Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 84,517	€ 84,431
Ending balance	74,189	84,517
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	321,641	317,234
Additions	7,263	10,229
Disposals	(11,128)	(4,806)
Reclassifications to asset held for sale	(23,665)
Impairment loss	143	(78)
Effect of translation adj.	1,193	(938)
Ending balance	295,447	321,641
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(237,124)	(232,803)
Depreciation	(8,975)	(9,310)
Disposals	10,308	4,513
Reclassifications to asset held for sale	14,898
Effect of translation adj.	(365)	476
Ending balance	(221,258)	(237,124)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,404	61,708
Ending balance	€ 47,073	€ 58,404
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%	0.00%
Land and buildings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 157,867	€ 157,801
Additions	385	413
Disposals	(79)	(8)
Reclassifications to asset held for sale	(23,665)
Impairment loss	21
Reclassifications from constr. in progress	550	253
Effect of translation adj.	671	(592)
Ending balance	135,750	157,867
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(99,463)	(96,093)
Depreciation	(3,485)	(3,584)
Disposals	42
Reclassifications to asset held for sale	14,898
Effect of translation adj.	(669)	214
Ending balance	(88,677)	(99,463)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,636	14,409
Ending balance	€ 12,863	€ 12,636
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Machinery and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 116,032	€ 114,979
Additions	3,459	1,368
Disposals	(3,121)	(667)
Impairment loss	75	40
Reclassifications from constr. in progress	859	36
Effect of translation adj.	(660)	276
Ending balance	116,644	116,032
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(103,396)	(100,570)
Depreciation	(3,318)	(3,189)
Disposals	2,423	642
Effect of translation adj.	510	(279)
Ending balance	(103,781)	(103,396)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,067	934
Ending balance	€ 1,059	€ 1,067
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Office furniture and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 12,995	€ 13,985
Additions	363	473
Disposals	(988)	(1,392)
Impairment loss	11
Reclassifications from constr. in progress	23
Effect of translation adj.	58	(71)
Ending balance	12,462	12,995
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,928)	(13,051)
Depreciation	(373)	(323)
Disposals	955	1,374
Effect of translation adj.	(57)	72
Ending balance	(11,403)	(11,928)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234	303
Ending balance	€ 230	€ 234
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Retail gallery and store furnishings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 5,858	€ 7,338
Additions	138	104
Disposals	(360)	(1,688)
Impairment loss	36
Effect of translation adj.	40	104
Ending balance	5,712	5,858
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,624)	(7,035)
Depreciation	(159)	(172)
Disposals	340	1,685
Effect of translation adj.	(39)	(102)
Ending balance	(5,482)	(5,624)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,337	6,065
Ending balance	€ 12,735	€ 10,337
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Leasehold improvements [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 27,050	€ 22,119
Additions	2,823	3,103
Disposals	(6,576)	(950)
Impairment loss		(118)
Reclassifications from constr. in progress	260	3,532
Effect of translation adj.	1,093	(636)
Ending balance	24,650	27,050
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,713)	(16,054)
Depreciation	(1,640)	(2,042)
Disposals	6,548	812
Effect of translation adj.	(110)	571
Ending balance	(11,915)	(16,713)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,839	1,012
Ending balance	229	1,839
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,839	1,012
Additions	95	4,768
Disposals	(4)	(101)
Reclassifications from constr. in progress	(1,692)	(3,821)
Effect of translation adj.	(9)	(19)
Ending balance	€ 229	€ 1,839